INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Tables)	9 Months Ended
Sep. 30, 2013
Investment In Residential Mortgage Loans Tables
Schedule of Residential Mortgage Loans

The following is a summary of residential mortgage loans at September 30, 2013, all of which are classified as held for investment:

Loan Type	Outstanding Face Amount (A)	Carrying Value (A)	Loan Count	Weighted Average Yield	Weighted Average Coupon (B)	Weighted Average Life (Years) (C)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount
Reverse Mortgage Loans	$56,738	$33,060	327	10.3%	5.1%	3.8	22.0%	N/A

(A)	Represents a 70% interest New Residential holds in the reverse mortgage loans.
(B)	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
(C)	The weighted average life is based on the expected timing of the receipt of cash flows.

Schedule of Activity in Carrying Value of Residential Mortgage Loans

Activities related to the carrying value of residential mortgage loans are as follows:

For the nine months ended September 30, 2013
Balance at December 31, 2012	$—
Purchases/additional fundings	35,138
Proceeds from repayments	(3,945)
Accretion of loan discount and other amortization	1,867

Balance at September 30, 2013	$33,060